Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
Bermuda	$ 0	$ 0	$ 0
Foreign	56	151	177
Deferred tax expense:
Bermuda	0	0	0
Foreign	10	48	31
Total tax expense	$ 66	$ 199	$ 208
Effective tax rate	(2.20%)	452.30%	(48.70%)